Noncontrolling Interests	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Noncontrolling Interests

NOTE 3 NONCONTROLLING INTERESTS

Mandatorily Redeemable Noncontrolling Interests in Finite-Lived Subsidiaries

U.S. Cellular's consolidated financial statements include certain noncontrolling interests that meet the GAAP definition of mandatorily redeemable financial instruments.  These mandatorily redeemable noncontrolling interests represent interests held by third parties in consolidated partnerships and limited liability companies (“LLCs”), where the terms of the underlying partnership or LLC agreement provide for a defined termination date at which time the assets of the subsidiary are to be sold, the liabilities are to be extinguished and the remaining net proceeds are to be distributed to the noncontrolling interest holders and U.S. Cellular in accordance with the respective partnership and LLC agreements.  The termination dates of these mandatorily redeemable noncontrolling interests range from 2085 to 2107.

The settlement value or estimate of cash that would be due and payable to settle these noncontrolling interests assuming an orderly liquidation of the finite-lived consolidated partnerships and LLCs on December 31, 2011, net of estimated liquidation costs, is $186.4 million.  This amount excludes redemption amounts recorded in Noncontrolling interests with redemption features in the Consolidated Balance Sheet.  The estimate of settlement value was based on certain factors and assumptions which are subjective in nature.  Changes in those factors and assumptions could result in a materially larger or smaller settlement amount.  U.S. Cellular currently has no plans or intentions relating to the liquidation of any of the related partnerships or LLCs prior to their scheduled termination dates.  The corresponding carrying value of the mandatorily redeemable noncontrolling interests in finite-lived consolidated partnerships and LLCs at December 31, 2011 was $72.0 million, and is included in Noncontrolling interests in the Consolidated Balance Sheet. The excess of the aggregate settlement value over the aggregate carrying value of these mandatorily redeemable noncontrolling interests is primarily due to the unrecognized appreciation of the noncontrolling interest holders' share of the underlying net assets in the consolidated partnerships and LLCs.  Neither the noncontrolling interest holders' share, nor U.S. Cellular's share, of the appreciation of the underlying net assets of these subsidiaries is reflected in the consolidated financial statements.